LEASES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Leases [Abstract]
Disclosure of recognised finance lease as assets by lessee [text block]	Araucoacting as lessee
	12-31-2017	12-31-2016
	ThU.S.$	ThU.S.$
Property, Plant and Equipment under finance leases	116,534	117,206
Plant and equipment	116,534	117,206

Disclosure of finance lease and operating lease by lessee [text block]
Reconciliation of Financial Lease Minimum Payments:

12-31-2017
Present Value
Periods	ThU.S.$
Less than one year	44,341
Between one and five years	68,035
More than five years	-
Total	112,376

12-31-2016
Present Value
Periods	ThU.S.$
Less than one year	40,400
Between one and five years	73,586
More than five years	-
Total	113,986

Disclosure of finance lease and operating lease by lessor [text block]
Reconciliation of Financial Lease Minimum Payments:

	12-31-2017
	Gross	Interest	Present Value
Periods	ThU.S.$	ThU.S.$	ThU.S.$
Less than one year	12,001	69	11,932
Between one and five years	1,174	-	1,174
More than five years	-	-	-
Total	13,175	69	13,106

	12-31-2016
	Gross	Interest	Present Value
Periods	ThU.S.$	ThU.S.$	ThU.S.$
Less than one year	512	-	512
Between one and five years	353	-	353
More than five years	-	-	-
Total	865	-	865